Crewing cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Crewing cost [Abstract]
Other short-term employee benefits	$ 173,912	$ 155,958	$ 150,743
Other crew related cost	24,375	20,728	19,534
Crewing cost	$ 198,287	$ 176,686	$ 170,277